UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 20, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: 166,563 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,738    56,608  SH          Sole               56,608
AMERICAN EXPRESS CO           COM           025816109         3,593   106,000  SH          Sole              106,000
ANALOG DEVICES INC            COM           032654105         1,364    49,448  SH          Sole               49,448
APACHE CORP                   COM           037411105         4,523    49,250  SH          Sole               49,250
BAKER HUGHES INC              COM           057224107         2,231    52,300  SH          Sole               52,300
BANK OF AMERICA CORPORATION   COM           060505104         4,398   259,945  SH          Sole              259,945
BARRICK GOLD CORP             COM           067901108         2,139    56,442  SH          Sole               56,442
BRISTOL MYERS SQUIBB CO       COM           110122108         1,601    71,100  SH          Sole               71,100
CA INC                        COM           12673P105         1,724    78,400  SH          Sole               78,400
CIGNA CORP                    COM           125509109         1,081    38,500  SH          Sole               38,500
CISCO SYSTEMS INC             COM           17275R102         5,104   216,830  SH          Sole              216,830
CITIGROUP INC                 COM           172967101         3,245   670,500  SH          Sole              670,500
COCA COLA CO                  COM           191216100         2,551    47,500  SH          Sole               47,500
CONOCOPHILLIPS                COM           20825C104         4,421    97,896  SH          Sole               97,896
DISNEY WALT CO                COM DISNEY    254687106         2,124    77,366  SH          Sole               77,366
DUKE ENERGY CORP NEW          COM           26441C105         1,933   122,800  SH          Sole              122,800
ENCANA CORP                   COM           292505104         1,548    26,800  SH          Sole               26,800
EOG RES INC                   COM           26875P101         1,679    20,100  SH          Sole               20,100
EXELON CORP                   COM           30161N101         2,790    56,230  SH          Sole               56,230
EXPRESS SCRIPTS INC           COM           302182100         1,955    25,200  SH          Sole               25,200
EXXON MOBIL CORP              COM           30231G102         4,993    72,768  SH          Sole               72,768
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         3,866    56,347  SH          Sole               56,347
GENERAL ELECTRIC CO           COM           369604103         3,268   199,000  SH          Sole              199,000
GOLDMAN SACHS GROUP INC       COM           38141G104         2,138    11,600  SH          Sole               11,600
HEWLETT PACKARD CO            COM           428236103         2,700    57,200  SH          Sole               57,200
HOME DEPOT INC                COM           437076102         2,552    95,785  SH          Sole               95,785
HONEYWELL INTL INC            COM           438516106         3,228    86,900  SH          Sole               86,900
INGERSOLL-RAND COMPANY LTD    CL A          G4776G101         2,015    65,700  SH          Sole               65,700
INTEL CORP                    COM           458140100         3,012   153,930  SH          Sole              153,930
INTERNATIONAL BUSINESS MACHS  COM           459200101         2,819    23,565  SH          Sole               23,565
INTUIT                        COM           461202103         2,053    72,023  SH          Sole               72,023
JOHNSON & JOHNSON             COM           478160104         5,541    90,995  SH          Sole               90,995
JPMORGAN CHASE & CO           COM           46625H100         4,750   108,400  SH          Sole              108,400
KRAFT FOODS INC               CL A          50075N104         2,020    76,900  SH          Sole               76,900
LAUDER ESTEE COS INC          CL A          518439104         1,713    46,200  SH          Sole               46,200
LOCKHEED MARTIN CORP          COM           539830109         3,924    50,259  SH          Sole               50,259
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         6,098   110,243  SH          Sole              110,243
METLIFE INC                   COM           59156R108         1,964    51,600  SH          Sole               51,600
MICROSOFT CORP                COM           594918104         5,008   193,418  SH          Sole              193,418
MOODYS CORP                   COM           615369105           595    29,070  SH          Sole               29,070
PEABODY ENERGY CORP           COM           704549104         2,317    62,264  SH          Sole               62,264
PEPSICO INC                   COM           713448108         3,200    54,553  SH          Sole               54,553
PHILIP MORRIS INTL INC        COM           718172109         3,013    61,808  SH          Sole               61,808
PNC FINL.SVCS GROUP INC       COM           693475105         1,637    33,699  SH          Sole               33,699
PULTE HOMES INC               COM           745867101           890    80,987  SH          Sole               80,987
SAFEWAY INC                   COM NEW       786514208         1,595    80,900  SH          Sole               80,900
STATE STREET CORP             COM           857477103         3,335    63,400  SH          Sole               63,400
SUNCOR ENERGY INC NEW         COM           867224107         2,851    81,824  SH          Sole               81,824
SYMANTEC CORP                 COM           871503108         1,650   100,200  SH          Sole              100,200
TARGET CORP                   COM           87612E106         3,787    81,136  SH          Sole               81,136
TIME WARNER CABLE INC         COM           887317303         1,995    69,325  SH          Sole               69,325
TIME WARNER INC               COM NEW       88732J207         2,787    64,675  SH          Sole               64,675
TOLL BROTHERS INC             COM           889478103           778    39,800  SH          Sole               39,800
TORONTO DOMINION BANK ONT     COM NEW       891160509         3,600    55,800  SH          Sole               55,800
TRANSOCEAN LTD                REG SHS       H8817H100         2,169    25,359  SH          Sole               25,359
UNION PACIFIC CORP            COM           907818108         2,305    39,500  SH          Sole               39,500

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW    COM           912909108           812    18,300  SH          Sole               18,300
UNITEDHEALTH GROUP INC        COM           91324P102         2,419    96,600  SH          Sole               96,600
VERIZON COMMUNICATIONS INC    COM           92343V104         1,979    65,369  SH          Sole               65,369
WELLPOINT INC                 COM           94973V107         2,179    46,000  SH          Sole               46,000
XEROX CORP                    COM           984121103         1,891   244,300  SH          Sole              244,300
YUM BRANDS INC                COM           988498101         2,373    70,300  SH          Sole               70,300

                                            TOTAL           166,563